Note 14 - Income Tax	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
14.   INCOME TAX

The Company is not subject to income or other taxes in the Cayman Islands.  However, subsidiaries are subject to taxes of the jurisdiction where they are located.

Income (loss) before income taxes from continuing operations consisted of:

	Years Ended December 31
	2012	2011	2010

Cayman Islands	$(31,218)	$5,188	$18,235
Foreign	5,633	4,872	5,135
	$(25,585)	$10,060	$23,370

Income tax expense from continuing operations consisted of:

(In Thousands)

	Years Ended December 31
	2012	2011	2010

Current	$1,002	$1,155	$1,330
Deferred	101	(92)	(5)

Income tax expense	$1,103	$1,063	$1,325

Income tax expenses (benefit) from discontinued operations were $(1,000), $(33,000), and $261,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company and its subsidiaries file separate income tax returns.  The applicable statutory income tax rate in the Cayman Islands was zero for the Company for the years being reported.  The reconciliation between the provision for income taxes at the statutory rate and the provision for income taxes at the effective tax rate is as follows:

	Years Ended December 31
	2012	2011	2010

Tax expense at statutory rate	$-	$-	$-
Increase (decrease) in tax resulting from:
Differences between Cayman and foreign tax rates	1,048	1,083	1,174
Changes in deferred income tax assets	156	(532)	(226)
Adjustments to prior years’ taxes	(2)	(221)	(193)
Changes in valuation allowances for deferred income tax assets	(55)	440	221
Other	(44)	293	349
	$1,103	$1,063	$1,325

The deferred income tax assets and liabilities as of December 31, 2012 and 2011 consisted of the following:

	December 31
	2012	2011
Deferred income tax assets
Research and development credits	$5,216	$5,148
Net operating loss carryforwards	30	36
Depreciation and amortization	351	430
Accrued vacation and other expenses	108	238
	5,705	5,852
Valuation allowance	(5,554)	(5,609)

Total net deferred income tax assets	$151	$243

Deferred income tax liabilities
Unrealized capital allowance	$20	$11

The valuation allowance shown in the table above relates to net operating losses, credit carryforwards and temporary differences for which the Company believes that realization is not more than likely. The valuation allowance decreased by $55,000 and $85,000 for the years ended December 31, 2012 and 2011, respectively.  The decrease in the valuation allowance in 2012 was primary due to decreased deferred tax assets generated from O2Micro, Inc.  The decrease in the valuation allowance in 2011 was primarily due to the removal of the allowance related to the dissolving of O2Security Inc, a subsidiary of the Network Security Group.

As of December 31, 2012, O2Micro, Inc. had US federal and state research and development credit carryforwards of approximately $4,871,000 and $5,990,000, respectively.  The US federal research and development credit will expire from 2020 through 2031 if not utilized, while the state research and development credit will never expire.  Utilization of the research and development credits may be subject to significant annual limitation due to the ownership change limitations provided by the U.S. Internal Revenue Code of 1986 and similar provisions in the State of California’s tax regulations. The annual limitation may result in the expiration of federal research and development credits before utilization.

At December 31, 2012 and 2011, the Company had $0 and $66,000 of unrecognized tax benefits, respectively.  For the years ended December 31, 2012, 2011, 2010, the total amount of interest expense and penalties related to tax uncertainty recorded was approximately $0, $74,000, and $21,000, respectively.  The total amount of interest and penalties recognized as of December 31, 2012 and 2011 was $0 and $7,000, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

(In Thousands)

	Years Ended December 31
	2012	2011

Balance, beginning of the year	$66	$310
Increase in tax position balance during current year	-	1
Decrease related to settlements	-	(8)
Reduction related to lapses	(66)	(237)

Balance, end of the year	$-	$66

All of the uncertain tax positions were released due to the expiration of the statute of limitations.

The Company files income tax returns in various foreign jurisdictions.  The Company is generally no longer subject to income tax examinations by tax authorities for years prior to 2007 because of the statute of limitations.